Organization and Nature of Business - Additional Information (Detail)		6 Months Ended
	May 09, 2022 shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Apr. 04, 2022 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Transaction Costs		$ 47,885,258	$ 0
Common Stock [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock conversion ratio		0.0001
Business Combination Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Transaction Costs		$ 47,885,258
Embraer Aircraft Holding Inc. ("EAH") [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership Percentage		90.00%
Zanite Acquisition Corp. [Member] | Business Combination Agreement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock conversion ratio		0.01
Zanite Acquisition Corp. [Member] | Embraer Aircraft Holding Inc. ("EAH") [Member] | Business Combination Agreement [Member] | Common Stock [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares for consideration (in shares) | shares	220,000,000
Private Placement [Member] | Common Stock [Member] | Common Class A [Member] | PIPE Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares subscribed but not issued | shares				35,730,000
Share price | $ / shares				$ 10
Common stock value subscribed but not issued				$ 357,300,000
Private Placement [Member] | Common Stock [Member] | Common Class A [Member] | Zanite Sponsor LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares subscribed but not issued | shares				2,500,000
Common stock value subscribed but not issued				$ 25,000,000
Private Placement [Member] | Common Stock [Member] | Common Class A [Member] | Embraer Aircraft Holding Inc. ("EAH") [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares subscribed but not issued | shares				18,500,000
Common stock value subscribed but not issued				$ 185,000,000